Transamerica BlackRock iShares Edge 40 VP Annual Fund Operating Expenses - Transamerica BlackRock iShares Edge 40 VP	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027May 1, 2027
Initial
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.09%	[1]
Expenses (as a percentage of Assets)	0.46%
Fee Waiver or Reimbursement	(0.06%)	[2],[3]
Net Expenses (as a percentage of Assets)	0.40%
Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.09%	[1]
Expenses (as a percentage of Assets)	0.71%
Fee Waiver or Reimbursement	(0.06%)	[2],[3]
Net Expenses (as a percentage of Assets)	0.65%

[1]	Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
[2]	Contractual arrangements have been made with the portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2027 to waive fees and/or reimburse portfolio expenses to the extent that the total annual fund operating expenses exceed 0.31% for Initial Class shares and 0.56% for Service Class shares, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business. These arrangements cannot be terminated prior to May 1, 2027 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the portfolio, in the class’s total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.
[3]	The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub-adviser. BlackRock has voluntarily agreed to waive its sub-advisory fees for the portfolio for so long as BlackRock is the sub-adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. TAM's contractual waiver cannot be terminated before May 1, 2027 without the consent of the Board of Trustees and is not subject to recapture by TAM.